Parametric Dividend Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	912	$308,748
United Technologies Corp.	2,173	274,450

		$583,198

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	2,876	$267,238

		$267,238

Automobiles — 0.5%
Ford Motor Co.	29,317	$279,098

		$279,098

Banks — 2.7%
Bank of Hawaii Corp.	3,633	$274,873
F.N.B. Corp.	25,145	276,595
PacWest Bancorp	7,684	279,236
People’s United Financial, Inc.	17,845	274,278
United Bankshares, Inc.	7,731	276,615

		$1,381,597

Beverages — 1.2%
Coca-Cola Co. (The)	6,084	$298,907
PepsiCo, Inc.	2,335	298,880

		$597,787

Biotechnology — 1.6%
AbbVie, Inc.	3,685	$282,676
Amgen, Inc.	1,600	266,720
Gilead Sciences, Inc.	4,267	265,621

		$815,017

Building Products — 0.6%
Johnson Controls International PLC	7,998	$308,083

		$308,083

Capital Markets — 3.0%
Artisan Partners Asset Management, Inc., Class A	11,171	$264,194
BGC Partners, Inc., Class A	30,142	141,667
Federated Investors, Inc., Class B	9,867	301,240
Franklin Resources, Inc.	8,901	283,230
Invesco Ltd.	13,260	259,100
Moelis & Co., Class A	8,788	279,283

		$1,528,714

Chemicals — 4.9%
Air Products and Chemicals, Inc.	1,470	$299,277
CF Industries Holdings, Inc.	6,828	274,759
Dow, Inc.	2,852	133,360
DowDuPont, Inc.	4,344	132,579
Eastman Chemical Co.	4,237	275,066

Security	Shares	Value
International Flavors & Fragrances, Inc.	2,164	$293,049
Kronos Worldwide, Inc.	22,377	282,174
LyondellBasell Industries NV, Class A	3,550	263,587
RPM International, Inc.	5,014	268,349
Scotts Miracle-Gro Co. (The), Class A	3,166	283,452

		$2,505,652

Commercial Services & Supplies — 1.8%
KAR Auction Services, Inc.	5,277	$296,673
Republic Services, Inc.	3,597	304,270
Waste Management, Inc.	2,773	303,228

		$904,171

Communications Equipment — 1.1%
Cisco Systems, Inc.	5,662	$294,594
Juniper Networks, Inc.	11,300	278,093

		$572,687

Containers & Packaging — 3.3%
Avery Dennison Corp.	2,607	$271,284
Bemis Co., Inc.	5,116	298,519
Greif, Inc., Class A	7,993	283,272
International Paper Co.	6,731	279,135
Sonoco Products Co.	4,713	291,405
WestRock Co.	8,522	277,817

		$1,701,432

Distributors — 0.5%
Genuine Parts Co.	2,733	$270,294

		$270,294

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	8,483	$259,410
Verizon Communications, Inc.	5,184	281,751

		$541,161

Electric Utilities — 6.9%
American Electric Power Co., Inc.	3,630	$312,616
Avangrid, Inc.	5,740	287,344
Duke Energy Corp.	3,361	287,735
Entergy Corp.	3,056	296,646
Eversource Energy	4,322	319,137
FirstEnergy Corp.	7,052	290,824
Hawaiian Electric Industries, Inc.	7,073	293,812
OGE Energy Corp.	6,918	287,512
Pinnacle West Capital Corp.	3,064	287,740
PPL Corp.	9,875	293,880
Southern Co. (The)	5,549	296,872
Xcel Energy, Inc.	5,249	300,978

		$3,555,096

Electrical Equipment — 1.6%
Eaton Corp. PLC	3,629	$270,324
Emerson Electric Co.	4,454	268,309
Rockwell Automation, Inc.	1,837	273,438

		$812,071

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.	9,390	$270,807
FLIR Systems, Inc.	5,803	280,459
National Instruments Corp.	7,286	281,167

		$832,433

Energy Equipment & Services — 2.7%
Baker Hughes	13,499	$289,013
Halliburton Co.	12,889	274,407
Helmerich & Payne, Inc.	5,693	278,445
RPC, Inc.	37,500	279,000
Schlumberger, Ltd.	8,122	281,752

		$1,402,617

Entertainment — 0.5%
Cinemark Holdings, Inc.	7,367	$279,872

		$279,872

Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	5,591	$275,860
Walmart, Inc.	2,951	299,349

		$575,209

Food Products — 4.4%
Archer-Daniels-Midland Co.	7,370	$282,418
Bunge, Ltd.	5,584	291,987
Conagra Brands, Inc.	10,639	284,806
General Mills, Inc.	5,740	283,786
Ingredion, Inc.	3,659	278,669
Kellogg Co.	5,312	279,199
Kraft Heinz Co. (The)	10,428	288,334
Lancaster Colony Corp.	1,879	270,257

		$2,259,456

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	3,799	$289,218
Baxter International, Inc.	3,918	287,738
Becton, Dickinson and Co.	1,251	292,033
Medtronic PLC	3,400	314,772
Stryker Corp.	1,616	296,116
West Pharmaceutical Services, Inc.	2,365	271,029

		$1,750,906

Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	6,673	$280,733
Patterson Cos., Inc.	12,569	264,200
Quest Diagnostics, Inc.	2,817	270,179
UnitedHealth Group, Inc.	1,110	268,398

		$1,083,510

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	5,244	$268,440
Cracker Barrel Old Country Store, Inc.	1,727	271,294
Darden Restaurants, Inc.	2,475	287,892
Extended Stay America, Inc.	16,628	285,004
Las Vegas Sands Corp.	5,145	282,975
Six Flags Entertainment Corp.	5,677	280,217

		$1,675,822

Security	Shares	Value
Household Durables — 2.2%
Garmin, Ltd.	3,523	$269,439
Leggett & Platt, Inc.	7,609	270,196
MDC Holdings, Inc.	9,724	305,625
Tupperware Brands Corp.	14,953	278,425

		$1,123,685

Household Products — 2.2%
Clorox Co. (The)	1,866	$277,679
Colgate-Palmolive Co.	4,279	297,904
Kimberly-Clark Corp.	2,336	298,751
Procter & Gamble Co. (The)	2,712	279,092

		$1,153,426

Industrial Conglomerates — 1.1%
3M Co.	1,780	$284,355
Honeywell International, Inc.	1,791	294,279

		$578,634

Insurance — 4.5%
Aflac, Inc.	5,542	$284,305
Cincinnati Financial Corp.	3,132	307,688
Fidelity National Financial, Inc.	7,052	271,855
Mercury General Corp.	4,956	285,713
MetLife, Inc.	6,034	278,831
Old Republic International Corp.	13,782	303,893
Principal Financial Group, Inc.	5,325	274,610
Travelers Cos., Inc. (The)	2,087	303,804

		$2,310,699

IT Services — 4.5%
Accenture PLC, Class A	1,651	$293,993
Amdocs, Ltd.	4,849	288,128
Automatic Data Processing, Inc.	1,940	310,633
Cognizant Technology Solutions Corp., Class A	4,373	270,820
International Business Machines Corp.	2,201	279,505
Jack Henry & Associates, Inc.	2,162	283,698
Paychex, Inc.	3,581	307,214
Western Union Co. (The)	13,996	271,522

		$2,305,513

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	4,117	$276,045
Bio-Techne Corp.	1,549	306,779

		$582,824

Machinery — 2.8%
Cummins, Inc.	1,883	$283,881
Dover Corp.	3,080	275,383
Ingersoll-Rand PLC	2,565	303,542
Pentair PLC	7,949	276,784
Snap-on, Inc.	1,798	280,344

		$1,419,934

Media — 1.7%
Gannett Co., Inc.	36,872	$289,814

Security	Shares	Value
Interpublic Group of Cos., Inc. (The)	12,906	$273,865
Omnicom Group, Inc.	3,828	296,134

		$859,813

Metals & Mining — 1.6%
Compass Minerals International, Inc.	5,527	$281,933
Kaiser Aluminum Corp.	2,977	265,310
Nucor Corp.	5,566	267,168

		$814,411

Multi-Utilities — 4.7%
Ameren Corp.	4,083	$299,447
Centerpoint Energy, Inc.	10,109	287,500
Consolidated Edison, Inc.	3,658	315,685
Dominion Energy, Inc.	3,802	285,834
DTE Energy Co.	2,352	295,106
NorthWestern Corp.	4,453	315,896
Public Service Enterprise Group, Inc.	4,950	290,862
WEC Energy Group, Inc.	3,791	305,365

		$2,395,695

Multiline Retail — 0.6%
Target Corp.	3,555	$286,000

		$286,000

Oil & Gas — 8.1%
Chevron Corp.	2,343	$266,751
ConocoPhillips	4,745	279,765
CVR Energy, Inc.	6,561	278,646
EOG Resources, Inc.	3,403	278,638
Exxon Mobil Corp.	3,969	280,886
HollyFrontier Corp.	7,217	274,102
Kinder Morgan, Inc.	14,815	295,559
Marathon Petroleum Corp.	6,066	278,975
Occidental Petroleum Corp.	5,268	262,188
ONEOK, Inc.	4,545	289,153
Phillips 66	3,321	268,337
SemGroup Corp., Class A	21,751	274,280
Targa Resources Corp.	7,064	271,682
Valero Energy Corp.	3,923	276,179
Williams Cos., Inc. (The)	10,498	276,937

		$4,152,078

Paper & Forest Products — 0.6%
Domtar Corp.	6,825	$286,991

		$286,991

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	5,891	$267,275
Eli Lilly & Co.	2,672	309,792
Johnson & Johnson	2,047	268,464
Merck & Co., Inc.	3,587	284,126
Pfizer, Inc.	7,451	309,365

		$1,439,022

Professional Services — 0.6%
Nielsen Holdings PLC	12,492	$283,943

		$283,943

Security	Shares	Value
Real Estate Management & Development — 0.2%
Newmark Group, Inc., Class A	15,365	$122,613

		$122,613

Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.	6,178	$272,079
Maxim Integrated Products, Inc.	5,105	268,472
QUALCOMM, Inc.	4,290	286,658
Texas Instruments, Inc.	2,573	268,390

		$1,095,599

Software — 0.6%
Microsoft Corp.	2,344	$289,906

		$289,906

Specialty Retail — 1.6%
Buckle, Inc. (The)	18,713	$281,631
Designer Brands, Inc., Class A	14,993	271,223
L Brands, Inc.	12,271	275,607

		$828,461

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	27,874	$276,789

		$276,789

Tobacco — 2.1%
Altria Group, Inc.	5,629	$276,159
Philip Morris International, Inc.	3,496	269,646
Universal Corp.	4,988	281,922
Vector Group, Ltd.	30,019	268,670

		$1,096,397

Trading Companies & Distributors — 1.6%
Fastenal Co.	9,302	$284,548
MSC Industrial Direct Co., Inc., Class A	4,010	283,347
Watsco, Inc.	1,703	268,035

		$835,930

Total Common Stocks (identified cost $49,779,986)		$51,021,484

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(1)	235,189	$235,189

Total Short-Term Investments (identified cost $235,189)		$235,189

Total Investments — 99.7% (identified cost $50,015,175)		$51,256,673

Other Assets, Less Liabilities — 0.3%		$141,028

Net Assets — 100.0%		$51,397,701

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $1,755.

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$51,021,484	*	$—	$—	$51,021,484
Short-Term Investments	—		235,189	—	235,189
Total Investments	$51,021,484		$235,189	$—	$51,256,673

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.